Description of the Business and Merger Transaction	3 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business and Merger Transaction
NOTE 1 — Description of the Business and Merger Transaction
Description of the Business
Leafly Holdings, Inc. (“Leafly” or “the Company”) is a leading online cannabis discovery marketplace and resource for cannabis consumers. Leafly provides an information resource platform with a deep library of content, including detailed information about cannabis strains, retailers and current events. Leafly was incorporated in the state of Delaware on June 20, 2019 and is headquartered in Seattle, Washington.
The Company has two wholly-owned subsidiaries, Leafly Canada Ltd. (“Leafly Canada”) and Leafly, LLC (“Legacy Leafly”). Legacy Leafly is the accounting predecessor of Leafly. The accompanying condensed consolidated financial statements include the financial results of the Company and its wholly-owned subsidiaries.
Merger with Merida
On February 4, 2022, Leafly consummated the previously announced mergers and related transactions (collectively, the “Merger”) pursuant to the Agreement and Plan of Merger dated August 9, 2021 and amended on September 8, 2021 and on January 11, 2022 (as amended, the “Merger Agreement”). Legacy Leafly (formerly known as Leafly Holdings, Inc.) entered into the Merger Agreement with Merida Merger Corp. I (“Merida”), Merida Merger Sub, Inc., a Washington corporation (“Merger Sub I”), Merida Merger Sub II, LLC, a Washington limited liability company (“Merger Sub II” and, together with Merger Sub I, the “Merger Subs”). Merger Sub I merged with and into Legacy Leafly, with Legacy Leafly surviving as a wholly-owned subsidiary of Merida, and following the initial merger and as part of a single integrated transaction with the initial merger, Legacy Leafly merged with and into Merger Sub II, with Merger Sub II surviving as a wholly-owned subsidiary of Merida. As a result of these mergers, Legacy Leafly became a wholly owned subsidiary of Merida and was renamed Leafly, LLC, Merida was renamed Leafly Holdings, Inc. (“New Leafly”), and the securityholders of Legacy Leafly became security holders of Merida. We sometimes refer to the mergers described above and the other transactions contemplated by the Merger Agreement and the other agreements being entered into by Merida and Legacy Leafly in connection with the Mergers as the “Business Combination” and to Merida following the Business Combination as “New Leafly.”
While the legal acquirer in the Business Combination is Merida, for financial accounting and reporting purposes under U.S. GAAP, Legacy Leafly is the accounting acquirer with the Merger accounted for as a “reverse recapitalization.” A reverse recapitalization does not result in a new basis of accounting, and the financial statements of the combined entity represent the continuation of the financial statements of Legacy Leafly. Under this accounting method, Merida is treated as the “
acquired
” company and Legacy Leafly is the accounting acquirer, with the transaction treated as a recapitalization of Legacy Leafly. Merida’s assets, liabilities and results of operations were consolidated with Legacy Leafly’s beginning on the date of the Business Combination. Except for certain derivative liabilities. the assets and liabilities of Merida were recognized at historical cost (which is consistent with carrying value) and were not material, with no goodwill or other intangible assets recorded. The derivative liabilities, which are discussed in Notes 12 and 13, were recorded at fair value. The consolidated assets, liabilities, and results of operations of Legacy Leafly became the historical financial statements, and operations prior to the closing of the Business Combination presented for comparative purposes are those of Legacy Leafly.
Pre-Merger
shares of common stock and preferred stock were converted to shares of common stock of the combined company using the conversion ratio of 0.3283 and for comparative purposes, the shares and net loss per share of Legacy Leafly, prior to the Merger, have been retroactively restated using the conversion ratio.

The following table provides a summary of the significant sources and uses of cash related to the closing of the Business Combination on February 4, 2022:

Amount in Merida’s trust account (“the Trust”) at closing	$90,824
Total payment to Merida public redeeming stockholders	49,466

Amount available after paying Merida redeeming stockholders	41,358
Cash to escrow for Forward Share Purchase Agreements (see Note 13)	39,032

Remaining balance	2,326
Merida expenses paid from the Trust at closing	1,744

Net cash from the Trust to Leafly at closing	$582

The following table provides a reconciliation of the common shares related to the Merger transaction:

Merida public stockholders	4,160
Merida initial stockholders (including Sponsor and EarlyBirdCapital)	1,667
Holders of 2022 Notes (see Note 11)	38
Shares held by Sponsor in escrow that are subject to earn-out conditions (see Note 12)	1,625

Total Merida	7,490
Legacy Leafly existing securityholders	35,434

Total shares outstanding as of February 4, 2022	42,924

All shares in this table except the Merida public stockholders and Holders of 2022 Notes shares are subject to restrictions as to trading through August 3, 2022 (“Lock Up Restrictions”).